Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 12, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Policies and Practices
Equity awards to employees are typically granted in connection with the Company annual award process in the third quarter of each year, as well as to new hires in connection with their commencement of employment. For new hires who are not officers, equity awards are typically made on the first trading day of the month immediately following the month of hire. We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety. For all stock option awards, the exercise price is the closing price of our Common Stock on the Nasdaq Stock Market on the date of the grant (or if the grant date is not a trading day, then on the immediately preceding trading day).
The following table sets forth information regarding option grants made to Mr. Ashar during 2025, who was the only named executive officer to receive an option grant during 2025 within the period commencing four business days prior to and ending one business day following the filing by us of a Form
10-K,
Form
10-Q,
or Form
8-K
containing material nonpublic information as required under Item 402(x) of Regulation
S-K:

Name	Grant Date	Number of Securities Underling the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)(1)
Percentage increase (decrease) in the closing
market price of the securities underlying the
award between the trading day ending
immediately prior to the disclosure of material
nonpublic information and the trading day
beginning immediately following the disclosure
of material nonpublic information

Bhavesh Ashar	12/01/2025	300,000	20.81	4,638,420	(7.27%)

(1)
Represent the aggregate grant date fair value of the stock options awarded to our named executive officers during the applicable fiscal year, calculated in accordance with FASB ASC Topic 718. Such grant date fair values do not take into account any estimated forfeitures. The assumptions used in calculating the grant date fair value of the awards reported in this column are set forth in Note 6 to our financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2025, filed with the SEC on March 2, 2026.

Award Timing Method	In the event material nonpublic information becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety. For all stock option awards, the exercise price is the closing price of our Common Stock on the Nasdaq Stock Market on the date of the grant (or if the grant date is not a trading day, then on the immediately preceding trading day).
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table sets forth information regarding option grants made to Mr. Ashar during 2025, who was the only named executive officer to receive an option grant during 2025 within the period commencing four business days prior to and ending one business day following the filing by us of a Form
10-K,
Form
10-Q,
or Form
8-K
containing material nonpublic information as required under Item 402(x) of Regulation
S-K:

Name	Grant Date	Number of Securities Underling the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)(1)
Percentage increase (decrease) in the closing
market price of the securities underlying the
award between the trading day ending
immediately prior to the disclosure of material
nonpublic information and the trading day
beginning immediately following the disclosure
of material nonpublic information

Bhavesh Ashar	12/01/2025	300,000	20.81	4,638,420	(7.27%)

(1)
Represent the aggregate grant date fair value of the stock options awarded to our named executive officers during the applicable fiscal year, calculated in accordance with FASB ASC Topic 718. Such grant date fair values do not take into account any estimated forfeitures. The assumptions used in calculating the grant date fair value of the awards reported in this column are set forth in Note 6 to our financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2025, filed with the SEC on March 2, 2026.

Bhavesh Ashar [Member]
Awards Close in Time to MNPI Disclosures
Name		Bhavesh Ashar
Underlying Securities | shares		300,000
Exercise Price | $ / shares		$ 20.81
Fair Value as of Grant Date | $		$ 4,638,420
Underlying Security Market Price Change		(7.27)